Note 9 - Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended March 31,
	2026	2025
Numerator (basic and diluted)
Net earnings	$19,533	$6,085
Less: Allocation to unvested restricted stock awards	317	21
Net earnings attributable to common shareholders	$19,216	$6,064

Denominator (basic and diluted)
Weighted average common shares outstanding	6,966,887	6,944,602

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended March 31,
	2026	2025
Restricted Stock Awards	96,700	12,400